Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENT [Abstract]
Financial instruments, measured at fair value
		Fair Value Measurements at Reporting Date Using
Items	As of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$116,456	$—	$116,456	$—
Short-term investments	851,327	—	851,327	—
Total	$967,783	$—	$967,783	$—

		Fair Value Measurements at Reporting Date Using
Items	As of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$107,628	$—	$107,628	$—
Short-term investments	995,350	—	995,350	—
Total	$1,102,978	$—	$1,102,978	$—